Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net income	$ 1,373	$ 1,363	$ 1,705
Other comprehensive income/(loss), net of tax
Foreign currency translation	(283)	(766)	(547)
Other comprehensive income/(loss), net of tax	(283)	(766)	(547)
Comprehensive Income (Loss)	1,090	597	1,158
Comprehensive income/(loss) attributable to noncontrolling interests	0	1	0
Comprehensive income/(loss) attributable to Ford Motor Credit Company	$ 1,090	$ 596	$ 1,158